Employee Benefits (Stock Option Activity) (Details) (USD $)	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Stock options outstanding, Number of options, Beginning Balance (shares)	131,388	166,577
Forfeited, Number of options (shares)	(131,388)	(35,189)
Stock options outstanding, Number of options, Ending Balance (shares)	0	131,388
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Stock Options Outstanding, Weighted-average exercise price, Beginning Balance (usd per share)	$ 7.11	$ 7.62
Forfeited, Weighted-average exercise price (usd per share)	$ 7.11	$ 9.54
Stock Options Outstanding, Weighted-average exercise price, Ending Balance (usd per share)		$ 7.11